Submission	Oct. 02, 2025
Submission [Line Items]
Central Index Key	0001544206
Registrant Name	Carlyle Secured Lending, Inc.
Registration File Number	333-278993
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A